Match Funded Advances - Schedule of Match Funded Advances on Residential Loans (Details) - Residential Mortgage [Member] - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Match Funded Advances [Line Items]
Principal and interest	$ 1,066,125	$ 1,349,048		$ 1,497,649
Taxes and insurance	714,505	847,064		830,113
Foreclosures, bankruptcy, real estate and other	174,988	213,330		224,621
Match funded advances	$ 1,955,618	$ 2,409,442	$ 2,359,579	$ 2,552,383	$ 3,049,244	$ 3,629,911